UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02527

Deutsche Money Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of October 31, 2016 (Unaudited)

Deutsche Money Market Prime Series

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 6.7%
Bank of Montreal, 1.233% *, 6/7/2017	10,000,000	10,000,000
DZ Bank AG, 0.8%, 11/10/2016	12,500,000	12,500,000
Nordea Bank Finland PLC, 0.9%, 12/13/2016	17,000,000	17,000,000
Skandinaviska Enskilda Banken AB, 1.129% *, 2/10/2017	6,150,000	6,150,000
Toronto-Dominion Bank, 0.96%, 12/14/2016	4,716,000	4,716,000
Westpac Banking Corp., 1.195% *, 2/24/2017	7,000,000	7,000,000
Total Certificates of Deposit and Bank Notes (Cost $57,366,000)		57,366,000
Commercial Paper 54.1%
Issued at Discount ** 46.9%
Bank of New York Mellon Corp., 0.254%, 11/1/2016	18,500,000	18,500,000
Caisse Centrale Desjardins du Quebec:
0.407%, 11/1/2016	25,000,000	25,000,000
0.544%, 11/9/2016	10,000,000	9,998,811
Caisse des Depots et Consignations, 0.427%, 11/3/2016	12,000,000	11,999,720
Chesham Finance Ltd., 0.458%, 11/1/2016	30,000,000	30,000,000
Crown Point Capital Co., LLC, 0.508%, 11/10/2016	35,000,000	34,995,625
DBS Bank Ltd., 0.569%, 11/9/2016	9,000,000	8,998,880
DNB Bank ASA, 0.458%, 11/22/2016	10,000,000	9,997,375
Erste Abwicklungsanstalt, 1.017%, 1/17/2017	7,500,000	7,483,958
Henkel of America, Inc., 0.427%, 11/1/2016	3,000,000	3,000,000
Illinois Tool Works, Inc., 0.437%, 11/3/2016	7,387,000	7,386,824
Kells Funding LLC:
0.813%, 11/9/2016	10,000,000	9,998,222
0.813%, 11/15/2016	7,000,000	6,997,822
0.935%, 12/1/2016	8,000,000	7,993,867
Matchpoint Finance PLC, 0.458%, 11/1/2016	15,000,000	15,000,000
MetLife Short Term Funding LLC:
0.458%, 11/7/2016	7,080,000	7,079,469
0.864%, 12/12/2016	10,000,000	9,990,320
Natixis, 0.305%, 11/1/2016	35,000,000	35,000,000
Nieuw Amsterdam Receivables Corp., 0.559%, 11/8/2016	10,000,000	9,998,931
Novartis Finance Corp., 0.447%, 11/9/2016	6,163,000	6,162,397
Ontario Teachers Finance Trust:
0.966%, 11/21/2016	10,000,000	9,994,722
1.047%, 1/18/2017	10,000,000	9,977,683
Philip Morris International, Inc., 0.559%, 11/9/2016	17,500,000	17,497,861
Pricoa Short Term Funding LLC, 0.63%, 11/15/2016	5,000,000	4,998,794
Prudential Funding LLC, 0.407%, 11/1/2016	35,000,000	35,000,000
Sinopec Century Bright Capital Investment Ltd., 0.783%, 11/4/2016	8,000,000	7,999,487
United Overseas Bank Ltd.:
0.844%, 11/16/2016	7,500,000	7,497,406
0.996%, 1/23/2017	8,000,000	7,981,925
UnitedHealth Group, Inc., 0.539%, 11/1/2016	5,000,000	5,000,000
Victory Receivables Corp., 0.671%, 11/16/2016	8,500,000	8,497,663
Westpac Banking Corp., 1.017%, 12/21/2016	10,000,000	9,986,111
		400,013,873
Issued at Par * 7.2%
ANZ New Zealand International Ltd., 1.074%, 3/30/2017	8,620,000	8,620,000
ASB Finance Ltd., 0.887%, 12/2/2016	7,000,000	7,000,000
Bedford Row Funding Corp.:
0.907%, 11/1/2016	7,000,000	7,000,000
1.155%, 3/15/2017	8,500,000	8,500,000
BNZ International Funding Ltd., 1.074%, 3/31/2017	8,000,000	8,000,000
Commonwealth Bank of Australia, 1.056%, 3/2/2017	5,000,000	5,000,000
HSBC Bank PLC, 0.994%, 11/29/2016	7,000,000	7,000,000
Starbird Funding Corp., 0.745%, 12/16/2016	10,000,000	10,000,000
		61,120,000
Total Commercial Paper (Cost $461,133,873)		461,133,873
Short-Term Notes 1.1%
Bank of Nova Scotia, 1.1%, 12/13/2016	3,886,000	3,886,453
Commonwealth Bank of Australia, 1.125%, 3/13/2017	5,000,000	4,998,948
Royal Bank of Canada, 1.25%, 6/16/2017	708,000	708,577
Total Short-Term Notes (Cost $9,593,978)		9,593,978
Government & Agency Obligations 6.4%
U.S. Government Sponsored Agencies 2.9%
Federal Farm Credit Bank, 0.7% *, 3/8/2018	10,000,000	9,999,304
Federal National Mortgage Association, 0.807% *, 12/20/2017	15,000,000	15,000,000
		24,999,304
U.S. Treasury Obligations 3.5%
U.S. Treasury Floating Rate Notes:
0.414% *, 4/30/2017	15,000,000	14,992,447
0.612% *, 1/31/2018	15,000,000	15,004,154
		29,996,601
Total Government & Agency Obligations (Cost $54,995,905)		54,995,905
Asset-Backed 0.3%
Nissan Auto Lease Trust, "A1", Series 2016-A, 0.62%, 6/15/2017 (Cost $2,185,478)	2,185,478	2,185,478
Time Deposit 4.1%
Credit Agricole Corporate & Investment Bank, 0.31%, 11/1/2016 (Cost $34,801,960)	34,801,960	34,801,960
Municipal Bonds and Notes 21.8%
East Baton Rouge, LA, Parish Industrial Development Board, Inc. Revenue, Exxon Mobil Project, Gulf Opportunity Zone, Series A, 0.5% ***, 8/1/2035	2,700,000	2,700,000
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, "A", Series M031, 0.66% ***, 12/15/2045, LIQ: Freddie Mac	8,996,000	8,996,000
Florida, State Housing Finance Corp., St. Andrews Pointe Apartments, Series E-1, AMT, 0.65% ***, 6/15/2036, LIQ: Fannie Mae, LOC: Fannie Mae	4,000,000	4,000,000
Iowa, State Higher Education Loan Authority, Private College Facility, 0.55% ***, 11/1/2036, LOC: Bank of America NA	5,100,000	5,100,000
Metropolitan Water District of Southern California, Series B-2, 0.5% ***, 7/1/2037, SPA: Landesbank Hessen-Thuringen	4,635,000	4,635,000
Michigan, State Finance Authority Revenue, School Loan, Series B, 0.65% ***, 9/1/2050, LOC: PNC Bank NA	9,000,000	9,000,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series A, 0.62% ***, 12/1/2030, GTY: Chevron Corp.	12,750,000	12,750,000
Missouri, State Health & Educational Facilities Authority Revenue, St. Louis University, Series B, 0.5% ***, 10/1/2024, LOC: U.S. Bank NA	2,590,000	2,590,000
Missouri, State Development Finance Board Cultural Facilities Revenue, The Nelson Gallery Foundation, Series A, 0.5% ***, 12/1/2037, SPA: Northern Trust Co.	5,100,000	5,100,000
New Hampshire, State Health & Education Facilities Authority Revenue, Bishop Guertin High School, 0.64% ***, 9/1/2032, LOC: TD Bank NA	1,280,000	1,280,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue:
Series G, 0.77% ***, 11/1/2039, LOC: Bank of America NA	1,955,000	1,955,000
Series G, 0.77% ***, 11/1/2047, LOC: Bank of America NA	2,965,000	2,965,000
New York, General Obligation, Series A-5, 0.52% ***, 8/1/2044, SPA: Landesbank Hessen-Thuringen	5,000,000	5,000,000
New York, Metropolitan Transportation Authority Revenue, Series E-1, 0.5% ***, 11/15/2050, LOC: U.S. Bank NA	3,025,000	3,025,000
New York, State Housing Finance Agency Revenue, 160 Madison Avenue LLC, Series B, 0.51% ***, 11/1/2046, LOC: PNC Bank NA	11,300,000	11,300,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 0.72% ***, 5/1/2048, LOC: Bank of China	3,000,000	3,000,000
New York, State Housing Finance Agency Revenue, BAM South Housing, Series B, 0.62% ***, 11/1/2048, LOC: JPMorgan Chase Bank NA	2,450,000	2,450,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series B-2, 0.95% ***, 11/1/2049, LOC: Bank of China	30,000,000	30,000,000
New York City, NY, Health & Hospital Corp., Health Systems, Series D, 0.66% ***, 2/15/2026, LOC: JPMorgan Chase Bank NA	2,130,000	2,130,000
New York City, NY, Housing Development Corp., 155 West 21st Street LLC, Series B, 0.75% ***, 11/15/2037, LIQ: Fannie Mae	5,900,000	5,900,000
New York City, NY, Housing Development Corp., 90 West Street LLC, Series B, 0.75% ***, 3/15/2036, LIQ: Fannie Mae	8,000,000	8,000,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 1405 Fifth Avenue Apartments, Series A, AMT, 0.66% ***, 7/1/2039, LOC: Citibank NA	5,000,000	5,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-5, 0.5% ***, 8/1/2039, SPA: U.S. Bank NA	2,000,000	2,000,000
Pasadena, CA, Certificates Participation, Series A, 0.62% ***, 2/1/2035, LOC: Bank of America NA	7,250,000	7,250,000
Pennsylvania, RBC Municipal Products, Inc. Trust, Series E-52, 144A, 1.03% *, Mandatory Put 1/3/2017 @100, 7/1/2017, LOC: Royal Bank of Canada	20,000,000	20,000,000
San Jose, CA, Civic Improvement Authority, TECP, 0.73%, 11/1/2016, LOC: Barclays Bank PLC	9,635,000	9,635,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Benevolent Corp. Cedar Community, 0.64% ***, 6/1/2037, LOC: JPMorgan Chase Bank NA	3,220,000	3,220,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Wausau Hospital, Series B, 0.64% ***, 8/15/2034, LOC: JPMorgan Chase Bank NA	7,200,000	7,200,000
Total Municipal Bonds and Notes (Cost $186,181,000)		186,181,000
Repurchase Agreements 5.5%
BNP Paribas, 0.56%, dated 6/10/2015, to be repurchased at $16,639,627 on 12/5/2016 (a) (b)	16,500,000	16,500,000
JPMorgan Securities, Inc., 1.066%, dated 4/27/2016, to be repurchased at $30,246,957 on 1/30/2017 (a) (c)	30,000,000	30,000,000
Total Repurchase Agreements (Cost $46,500,000)		46,500,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $852,758,194) †	100.0	852,758,194
Other Assets and Liabilities, Net	0.0	404,960
Net Assets	100.0	853,163,154

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2016.
**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2016.
†	The cost for federal income tax purposes was $852,758,194.
(a)	Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of October 31, 2016. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
6	CVS Health Corp.	4.75-5.0	12/1/2022-12/1/2024	7
7	Federal National Mortgage Association	7	1/25/2042	8
206,714,175	FHLMC Multifamily Structured Pass-Through Certificates	0.075-1.292	10/25/2020-8/25/2025	10,823,507
1,144,413,381	FREMF Mortgage Trust	0.1-0.15	5/25/2045-7/25/2046	6,006,413
60	Kimberly-Clark Corp.	3.2	7/30/2046	56
10	Nomad CLO Ltd.	2.08	1/15/2025	10
Total Collateral Value				16,830,001

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,317,996,602	Bear Stearns Commercial Mortgage Securities Trust	0.523	2/11/2044	2,129,598
182,257,201	Commercial Mortgage Trust	0.478	12/10/2049	398,597
353,751	Credit Acceptance Auto Loan Trust	1.55	10/15/2021	354,117
690,639	Edsouth Indenture No. 3 LLC	1.264	4/25/2039	663,596
144,150	Morgan Stanley Capital I Trust	2.111	3/15/2045	144,727
10,037	National Collegiate Student Loan Trust	0.774	11/27/2028	9,953
500,000	SLM Private Credit Student Loan Trust	1.18	3/15/2024	473,374
1,155,070	SLM Student Loan Trust	1.084-1.234	6/25/2027-1/25/2029	1,119,932
30,000,000	Wachovia Student Loan Trust	1.052	4/25/2040	25,867,047
Total Collateral Value				31,160,941

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT: Subject to alternative minimum tax.
CLO: Collateralized Loan Obligation
GTY: Guaranty Agreement
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (d)	$—	$806,258,194	$—	$806,258,194
Repurchase Agreements	—	46,500,000	—	46,500,000
Total	$—	$852,758,194	$—	$852,758,194

There have been no transfers between fair value measurement levels during the period ended October 31, 2016.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Money Market Prime Series, a series of Deutsche Money Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 21, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 21, 2016